Securities Available for Sale, Realized Gains and Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross realized gains	$ 1,305	$ 645	$ 1,601
Gross realized losses	(70)	(32)	(160)
OTTI Write-downs	(541)	(692)	(1,094)
Net realized gains on securities available for sale	694	(79)	347
Net realized gains from principal and private equity investments	842	534	(289)
Net realized gains from debt securities and equity investments	$ 1,536	$ 455	$ 58